Expected credit loss measurement - Coverage ratios (Detail 2) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 305,834	$ 289,302	$ 298,263
Total on- and off-balance sheet	$ 944,795	$ 880,089	$ 866,308
ECL coverage	0.39%	0.38%	0.37%
Total
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 285,692	$ 271,124	$ 273,367
ECL coverage	0.15%	0.13%	0.12%
Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 11,178	$ 9,352	$ 8,473
ECL coverage	0.04%	0.04%	0.04%
Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 9,734	$ 8,225	$ 8,694
ECL coverage	0.08%	0.08%	0.07%
Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 20,912	$ 17,578	$ 17,167
ECL coverage	0.06%	0.06%	0.06%
Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 71,511	$ 69,056	$ 69,896
ECL coverage	0.37%	0.27%	0.28%
Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 17,371	$ 15,801	$ 13,944
ECL coverage	0.49%	0.52%	0.59%
Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 88,882	$ 84,857	$ 83,840
ECL coverage	0.39%	0.32%	0.33%
Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 82,536	$ 79,638	$ 80,390
ECL coverage	0.02%	0.02%	0.01%
Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 11,566	$ 10,285	$ 10,074
ECL coverage	0.08%	0.08%	0.08%
Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 2,230	$ 3,019	$ 3,487
ECL coverage	0.03%	0.02%	0.03%
Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 2,430	$ 2,520	$ 2,669
ECL coverage	0.00%	0.00%	0.13%
Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 327	$ 377	$ 134
ECL coverage	0.02%	0.03%	0.06%
Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 31,513	$ 30,668	$ 22,842
ECL coverage	0.02%	0.01%	0.01%
Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 45,295	$ 42,182	$ 52,765
ECL coverage	0.06%	0.10%	0.04%
Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 175,897	$ 168,689	$ 172,360
ECL coverage	0.03%	0.04%	0.03%
Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.10%	0.10%	0.10%
Stages 1 and 2 | Total
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.11%	0.11%	0.10%
Stages 1 and 2 | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.04%	0.04%	0.04%
Stages 1 and 2 | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.08%	0.08%	0.07%
Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.06%	0.06%	0.06%
Stages 1 and 2 | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.28%	0.24%	0.26%
Stages 1 and 2 | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.37%	0.41%	0.48%
Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.30%	0.27%	0.30%
Stages 1 and 2 | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.01%	0.01%	0.00%
Stages 1 and 2 | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.08%	0.08%	0.08%
Stages 1 and 2 | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.03%	0.02%	0.03%
Stages 1 and 2 | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.00%	0.00%	0.13%
Stages 1 and 2 | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.02%	0.03%	0.06%
Stages 1 and 2 | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.02%	0.01%	0.01%
Stages 1 and 2 | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.06%	0.07%	0.02%
Stages 1 and 2 | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
ECL coverage	0.03%	0.03%	0.02%
Twelve-month expected credit losses | Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 297,089	$ 279,523	$ 290,012
Total on- and off-balance sheet	$ 902,925	$ 840,254	$ 828,495
ECL coverage	0.06%	0.06%	0.06%
Twelve-month expected credit losses | Stages 1 and 2 | Total
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 276,947	$ 261,345	$ 265,117
ECL coverage	0.07%	0.07%	0.07%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 10,950	$ 9,083	$ 8,271
ECL coverage	0.03%	0.03%	0.04%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 9,401	$ 7,851	$ 8,300
ECL coverage	0.09%	0.10%	0.06%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 20,351	$ 16,934	$ 16,571
ECL coverage	0.06%	0.06%	0.05%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 65,801	$ 64,495	$ 65,013
ECL coverage	0.17%	0.15%	0.17%
Twelve-month expected credit losses | Stages 1 and 2 | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 16,346	$ 14,290	$ 12,788
ECL coverage	0.22%	0.19%	0.30%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 82,148	$ 78,785	$ 77,800
ECL coverage	0.18%	0.16%	0.19%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 82,424	$ 79,597	$ 80,235
ECL coverage	0.01%	0.01%	0.00%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 11,045	$ 9,815	$ 9,604
ECL coverage	0.06%	0.06%	0.06%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 2,223	$ 3,001	$ 3,464
ECL coverage	0.03%	0.02%	0.03%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 2,390	$ 2,486	$ 2,663
ECL coverage	0.00%	0.00%	0.13%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 327	$ 377	$ 134
ECL coverage	0.02%	0.03%	0.06%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 30,974	$ 29,151	$ 22,378
ECL coverage	0.01%	0.01%	0.01%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 45,064	$ 41,199	$ 52,268
ECL coverage	0.05%	0.05%	0.02%
Twelve-month expected credit losses | Stages 1 and 2 | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 174,448	$ 165,626	$ 170,745
ECL coverage	0.02%	0.02%	0.01%
Lifetime expected credit losses | Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 8,108	$ 9,150	$ 7,572
Total on- and off-balance sheet	$ 34,089	$ 32,244	$ 30,265
ECL coverage	1.26%	1.29%	1.41%
Lifetime expected credit losses | Stages 1 and 2 | Total
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 8,108	$ 9,150	$ 7,572
ECL coverage	1.46%	1.26%	1.35%
Lifetime expected credit losses | Stages 1 and 2 | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 222	$ 264	$ 176
ECL coverage	0.25%	0.33%	0.22%
Lifetime expected credit losses | Stages 1 and 2 | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 333	$ 374	$ 394
ECL coverage	0.00%	0.00%	0.33%
Lifetime expected credit losses | Stages 1 and 2 | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 555	$ 638	$ 570
ECL coverage	0.00%	0.00%	0.30%
Lifetime expected credit losses | Stages 1 and 2 | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 5,392	$ 4,286	$ 4,612
ECL coverage	1.56%	1.60%	1.51%
Lifetime expected credit losses | Stages 1 and 2 | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 780	$ 1,268	$ 842
ECL coverage	3.58%	2.93%	3.24%
Lifetime expected credit losses | Stages 1 and 2 | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 6,172	$ 5,554	$ 5,454
ECL coverage	1.82%	1.90%	1.77%
Lifetime expected credit losses | Stages 1 and 2 | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 75	$ 8	$ 120
ECL coverage	0.00%	0.14%	0.01%
Lifetime expected credit losses | Stages 1 and 2 | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 518	$ 467	$ 467
ECL coverage	0.36%	0.37%	0.36%
Lifetime expected credit losses | Stages 1 and 2 | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 6	$ 17	$ 23
ECL coverage	0.46%	0.14%	0.51%
Lifetime expected credit losses | Stages 1 and 2 | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 41	$ 34	$ 6
ECL coverage	0.00%	0.00%	0.49%
Lifetime expected credit losses | Stages 1 and 2 | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Stages 1 and 2 | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 539	$ 1,517	$ 464
ECL coverage	0.07%	0.03%	0.08%
Lifetime expected credit losses | Stages 1 and 2 | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 203	$ 914	$ 468
ECL coverage	2.07%	0.86%	0.28%
Lifetime expected credit losses | Stages 1 and 2 | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 1,381	$ 2,958	$ 1,549
ECL coverage	0.47%	0.34%	0.23%
Lifetime expected credit losses | Stage 3
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 637	$ 629	$ 678
Total on- and off-balance sheet	$ 7,781	$ 7,592	$ 7,547
ECL coverage	34.23%	32.44%	30.67%
Lifetime expected credit losses | Stage 3 | Total
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 637	$ 629	$ 678
ECL coverage	14.97%	9.64%	7.04%
Lifetime expected credit losses | Stage 3 | Total | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 6	$ 6	$ 26
ECL coverage	0.00%	4.53%	0.81%
Lifetime expected credit losses | Stage 3 | Total | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Total real estate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 6	$ 6	$ 26
ECL coverage	0.00%	4.48%	0.81%
Lifetime expected credit losses | Stage 3 | Total | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 318	$ 275	$ 271
ECL coverage	20.12%	8.74%	5.28%
Lifetime expected credit losses | Stage 3 | Total | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 244	$ 243	$ 315
ECL coverage	9.15%	7.59%	5.32%
Lifetime expected credit losses | Stage 3 | Total | Total corporate lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 562	$ 518	$ 586
ECL coverage	15.36%	8.20%	5.30%
Lifetime expected credit losses | Stage 3 | Total | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 36	$ 33	$ 35
ECL coverage	23.37%	24.61%	23.30%
Lifetime expected credit losses | Stage 3 | Total | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 3	$ 3	$ 3
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 1	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Ship / aircraft financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Consumer financing
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 0	$ 0	$ 0
ECL coverage	0.00%	0.00%	0.00%
Lifetime expected credit losses | Stage 3 | Total | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 29	$ 69	$ 29
ECL coverage	1.99%	14.34%	29.45%
Lifetime expected credit losses | Stage 3 | Total | Total other lending
Disclosure Of Provision Matrix [Line Items]
Total exposure	$ 68	$ 105	$ 67
ECL coverage	13.12%	17.07%	24.70%